Initial Public Offering of Northern Tier Energy LP - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Jul. 25, 2012
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	18,687,500	18,687,500
Initial Public Offerings, value per share			$ 14.00
Shares issued to the underwriters on exercise of over-allotment option		2,437,500
Redemption percentage of Senior Secured Notes	103.00%
Repayment of senior secured notes	$ 31
Percentage of limited partner interest issued to the public	20.30%
Common Units
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	54,844,500
Pik Units
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	18,383,000
Acon Refining
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO used to redeem preferred interest in Northern Tier Holdings	32
IPO
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent		18,687,500	16,250,000
Contribution from Member	245.0
Cash on hand	56
Payment to J. Aron & Company related to deferred payment obligations from the early extinguishment of derivatives	92
Realized losses related to early extinguishments	29
Offering costs	15
IPO | Marathon
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO used to redeem preferred interest in Northern Tier Holdings	92
Settlement payment for contingent consideration agreement	40
IPO | Northern Tier Retail Company
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO, net of direct cost of issuance	$ 124.0